Shareholder Report, Line Graph (Details) - USD ($)															1 Months Ended				2 Months Ended				3 Months Ended			4 Months Ended				5 Months Ended			6 Months Ended				7 Months Ended			8 Months Ended		9 Months Ended			10 Months Ended		11 Months Ended		12 Months Ended				13 Months Ended	14 Months Ended		15 Months Ended	16 Months Ended		17 Months Ended	18 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended		26 Months Ended	28 Months Ended	30 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended		38 Months Ended	40 Months Ended	42 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended		50 Months Ended	52 Months Ended	54 Months Ended	59 Months Ended	60 Months Ended		64 Months Ended	66 Months Ended	71 Months Ended	72 Months Ended		78 Months Ended	83 Months Ended	84 Months Ended		90 Months Ended	96 Months Ended		102 Months Ended	108 Months Ended		114 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 23, 2025	Apr. 15, 2025	Dec. 31, 2024	Dec. 17, 2024	Jun. 04, 2024	Jan. 24, 2022	Aug. 25, 2021	Jun. 22, 2020	Nov. 27, 2018	Nov. 14, 2016	Apr. 18, 2016	Oct. 31, 2015	Oct. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Jun. 30, 2024	May 31, 2025	Feb. 28, 2025	Jul. 31, 2024	Oct. 31, 2021	Jun. 30, 2025	Mar. 31, 2025	Aug. 31, 2024	Jul. 31, 2025	Apr. 30, 2025	Sep. 30, 2024	Oct. 31, 2020	Aug. 31, 2025	May 31, 2025	Oct. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Oct. 31, 2016	Oct. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Aug. 31, 2025	Jan. 31, 2025	Sep. 30, 2025	Feb. 28, 2025	Oct. 31, 2022	Oct. 31, 2025	Mar. 31, 2025	Apr. 30, 2025	Oct. 31, 2019	Oct. 31, 2025	May 31, 2025	Oct. 31, 2017	Oct. 31, 2016	Jun. 30, 2025	Jul. 31, 2025	Oct. 31, 2022	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000090392
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X Lithium & Battery Tech ETF
Accumulated Value														$ 10,000																																						$ 11,676												$ 19,437							$ 15,547							$ 13,275						$ 23,076					$ 49,127				$ 36,307			$ 25,907			$ 24,082		$ 34,823
C000100210
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Accumulated Value														10,000																																						10,623												11,971							11,415							11,299						7,592					10,038				6,645			6,624			7,977		9,604
C000105277
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X Social Media ETF
Accumulated Value														10,000																																						12,199												16,968							15,336							16,822						27,379					32,285				13,159			18,475			22,383		31,028
C000116930
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X Guru<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ETF
Accumulated Value														10,000																																						9,703												12,061							12,713							14,480						16,049					22,055				14,715			15,095			21,432		27,227
C000112947
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X SuperIncome™ Preferred ETF
Accumulated Value														10,000																																						10,444												10,581							10,489							11,419						11,512					13,090				11,282			10,237			12,710		13,006
C000122244
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. ETF
Accumulated Value														10,000																																						10,213												11,402							11,819							12,127						8,474					12,078				12,218			10,678			13,477		13,318
C000152059
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X MSCI SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ETF
Accumulated Value														10,000																																						11,558												12,940							11,115							11,909						9,406					11,836				8,191			9,319			10,978		13,839
C000112948
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> REIT ETF
Accumulated Value														10,000																																						12,101												13,673							14,261							16,212						8,764					12,168				9,587			8,919			11,096		12,132
C000157108
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X Renewable Energy Producers ETF
Accumulated Value														10,000																																						10,725												12,580							12,140							15,094						16,813					19,397				15,212			10,964			11,642		13,398
C000159972
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Catholic Values ETF
Accumulated Value													$ 10,000																							$ 10,239																								$ 12,724							$ 13,597							$ 15,482							$ 17,013					$ 24,417				$ 20,381				$ 22,261			$ 30,393			$ 36,956
C000174155
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X MSCI SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EAFE ETF
Accumulated Value												$ 10,000																																							$ 12,619												$ 11,914							$ 12,844							$ 9,601						$ 13,735					$ 11,246				$ 12,829			$ 15,902			$ 20,992
C000203264
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X E-commerce ETF
Accumulated Value											$ 10,000																																					$ 11,720														$ 17,893							$ 21,005							$ 10,253						$ 11,497					$ 18,108				$ 22,903
C000219588
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X S&P Catholic Values Developed ex-U.S. ETF
Accumulated Value										$ 10,000																			$ 9,972																													$ 13,342								$ 9,858							$ 11,184							$ 13,871					$ 16,700
C000228847
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tail Risk ETF
Accumulated Value									$ 10,000													$ 10,183																																	$ 7,749										$ 9,254							$ 12,333							$ 15,263
C000228849
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Collar 95-110 ETF
Accumulated Value									10,000													10,202																																	8,856										9,476							12,216							14,659
C000228853
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tail Risk ETF
Accumulated Value									10,000													10,143																																	8,725										9,205							12,369							14,422
C000228855
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Collar 95-110 ETF
Accumulated Value									10,000													10,106																																	9,157										9,358							12,269							13,875
C000105363
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X Disruptive Materials ETF
Accumulated Value								$ 10,000																																				$ 7,702																	$ 6,165							$ 7,065							$ 10,832
C000249892
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X Russell 2000 ETF
Accumulated Value							$ 10,000											$ 10,082			$ 11,101				$ 10,936			$ 11,013				$ 10,853			$ 12,044				$ 11,048		$ 11,338		$ 10,731			$ 10,000	$ 9,769			$ 10,291			$ 10,848	$ 11,036		$ 11,823	$ 12,191		$ 12,411
C000255445
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X U.S. Electrification ETF
Accumulated Value					$ 9,866	$ 10,000											$ 10,155			$ 10,159				$ 9,980			$ 10,130				$ 10,640			$ 10,979				$ 11,653		$ 11,415		$ 12,101			$ 12,593
C000259403
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X S&P 500 U.S. Market Leaders Top 50 ETF
Accumulated Value				$ 10,000												$ 10,167			$ 10,251				$ 10,598			$ 10,646				$ 10,893			$ 11,168				$ 11,052
C000259404
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X S&P 500 U.S. Revenue Leaders ETF
Accumulated Value				10,000												10,313			10,811				11,256			11,397				11,490			11,703				11,771
C000263350
Account Value [Line Items]
Line Graph and Table Measure Name																																																	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Christian Values ETF
Accumulated Value		$ 10,038	$ 10,000												$ 10,264
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]																																																MSCI ACWI Index (USD) (NR)
Accumulated Value														10,000																																						10,205												12,573							12,508							14,082						14,771					20,277				16,230			17,935			23,816		29,208
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]																																																MSCI ACWI Index (USD) (NR)
Accumulated Value														10,000																																						10,205												12,573							12,508							14,082						14,771					20,277				16,230			17,935			23,816		29,208
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6]																																																MSCI ACWI Index (USD) (NR)
Accumulated Value														10,000																																						10,205												12,573							12,508							14,082						14,771					20,277				16,230			17,935			23,816		29,208
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]																																																S&P 500 Index (USD) (TR)
Accumulated Value														10,000																																						10,451												12,921							13,870							15,857						17,397					24,862				21,230			23,383			32,272		39,196
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]																																																S&P 500 Index (USD) (TR)
Accumulated Value														10,000																																						10,451												12,921							13,870							15,857						17,397					24,862				21,230			23,383			32,272		39,196
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]																																																S&P 500 Index (USD) (TR)
Accumulated Value														10,000																																						10,451												12,921							13,870							15,857						17,397					24,862				21,230			23,383			32,272		39,196
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]																																																MSCI Emerging Markets Index (USD) (NR)
Accumulated Value														10,000																																						10,927												13,817							12,088							13,521						14,636					17,119				11,807			13,083			16,394		20,971
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11],[12]																																																MSCI ACWI Index (USD) (NR)
Accumulated Value														10,000																																						10,205												12,573							12,508							14,082						14,771					20,277				16,230			17,935			23,816		29,208
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13],[14]																																																MSCI ACWI Index (USD) (NR)
Accumulated Value														10,000																																						10,205												12,573							12,508							14,082						14,771					20,277				16,230			17,935			23,816		29,208
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15]																																																S&P 500 Index (USD) (TR)
Accumulated Value													10,000																							10,264																								12,690							13,622							15,573							17,085					24,417				20,850				22,965			31,695			38,494
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[16],[17]																																																MSCI EAFE Index (USD) (NR)
Accumulated Value												10,000																																							12,619												11,754							13,052							12,156						16,311					12,560				14,369			17,669			21,738
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[18],[19]																																																MSCI ACWI Index (USD) (NR)
Accumulated Value											10,000																																					11,321														11,875							16,301							13,048						14,418					19,146				23,481
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[20],[21]																																																MSCI EAFE Index (USD) (NR)
Accumulated Value										10,000																			9,952																													13,353								10,282							11,763							14,464					17,795
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[22]																																																S&P 500 Index (USD) (TR)
Accumulated Value									10,000													10,266																																	8,766										9,655							13,325							16,184
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[23]																																																S&P 500 Index (USD) (TR)
Accumulated Value									10,000													10,266																																	8,766										9,655							13,325							16,184
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[24]																																																S&P 500 Index (USD) (TR)
Accumulated Value									10,000													10,266																																	8,766										9,655							13,325							16,184
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[25]																																																S&P 500 Index (USD) (TR)
Accumulated Value									10,000													10,266																																	8,766										9,655							13,325							16,184
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[26],[27]																																																MSCI ACWI Index (USD) (NR)
Accumulated Value								10,000																																				8,414																	9,297							12,346							15,141
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[28]																																																S&P 500 Index (USD) (TR)
Accumulated Value							10,000											10,330			10,456				10,709			10,938				10,839			11,475				11,202		11,514		11,363			10,723	10,650			11,321			11,896	12,163		12,410	12,863		13,164
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[29]																																																S&P 500 Index (USD) (TR)
Accumulated Value					9,725	10,000											9,995			9,865				9,309			9,246				9,828			10,328				10,560		10,774		11,167			11,428
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[30]																																																S&P 500 Index (USD) (TR)
Accumulated Value				10,000												10,322			10,972				11,530			11,789				12,028			12,467				12,759
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[31]																																																S&P 500 Index (USD) (TR)
Accumulated Value				10,000												10,322			10,972				11,530			11,789				12,028			12,467				12,759
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[32]																																																S&P 500 Index (USD) (TR)
Accumulated Value		10,049	10,000												10,284
Solactive Global Lithium Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																																																Solactive Global Lithium Index (USD) (NR)
Accumulated Value														10,000																																						11,757												19,546							15,644							13,348						23,153					49,586				36,866			26,387			24,608		35,724
Solactive Global SuperDividend® Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]																																																Solactive Global SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (USD) (NR)
Accumulated Value														10,000																																						10,500												11,919							11,377							11,251						7,568					10,037				6,443			6,475			7,857		9,503
Solactive Social Media Total Return Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]																																																Solactive Social Media Total Return Index (USD) (NR)
Accumulated Value														10,000																																						12,293												17,174							15,618							17,230						28,224					33,469				13,670			19,311			23,490		32,778
Solactive Guru Index® (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[33]																																																Solactive Guru Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> (USD) (NR)
Accumulated Value														10,000																																						9,719												12,111							12,822							14,624						16,224					22,285				14,920			15,213			21,725		27,703
Global X U.S. High Yield Preferred Index
Account Value [Line Items]
Line Graph and Table Measure Name	[34]																																																Global X U.S. High Yield Preferred Index
Accumulated Value														10,000																																						10,489												10,698							10,643							11,643						11,793					13,510				11,696			10,642			13,270		13,653
Indxx SuperDividend® U.S. Low Volatility Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]																																																Indxx SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Low Volatility Index (USD) (TR)
Accumulated Value														10,000																																						10,335												11,708							12,203							12,585						8,780					12,538				12,764			11,221			14,244		14,150
MSCI Emerging Markets Top 50 Dividend Index (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10],[35]																																																MSCI Emerging Markets Top 50 Dividend Index (NR)
Accumulated Value														10,000																																						11,691												13,484							11,675							12,608						10,096					12,892				8,885			10,215			12,274		15,572
Solactive Global SuperDividend REIT Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]																																																Solactive Global SuperDividend REIT Index (USD) (NR)
Accumulated Value														10,000																																						12,195												13,910							14,593							16,693						9,018					12,565				9,941			9,313			11,642		12,814
Indxx Renewable Energy Producers Index (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14],[36]																																																Indxx Renewable Energy Producers Index (NR)
Accumulated Value														$ 10,000																																						$ 10,725												$ 12,669							$ 12,231							$ 15,324						$ 17,112					$ 19,843				$ 15,616			$ 11,287			$ 12,033		$ 13,928
S&P 500® Catholic Values Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15]																																																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Catholic Values Index (USD) (TR)
Accumulated Value													$ 10,000																							$ 10,148																								$ 12,461							$ 13,356							$ 15,257							$ 16,827					$ 24,221				$ 20,264				$ 22,201			$ 30,396			$ 37,065
MSCI EAFE Top 50 Dividend Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[16],[17]																																																MSCI EAFE Top 50 Dividend Index (USD) (NR)
Accumulated Value												$ 10,000																																							$ 12,666												$ 11,997							$ 12,994							$ 9,773						$ 14,081					$ 11,589				$ 13,235			$ 16,479			$ 21,875
Solactive E-commerce Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19]																																																Solactive E-commerce Index (USD) (NR)
Accumulated Value											$ 10,000																																					$ 11,788														$ 18,066							$ 21,295							$ 10,430						$ 11,745					$ 18,583				$ 23,601
S&P® Developed ex-U.S. Catholic Values Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]																																																S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Developed ex-U.S. Catholic Values Index (USD) (NR)
Accumulated Value										$ 10,000																			$ 9,981																													$ 13,419								$ 9,932							$ 11,292							$ 14,048					$ 16,951
NASDAQ-100 Quarterly Protective Put 90 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[22]																																																NASDAQ-100 Quarterly Protective Put 90 Index (USD) (TR)
Accumulated Value									10,000													10,180																																	7,832										9,352							12,505							15,528
NASDAQ-100 Quarterly Collar 95-110 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[23]																																																NASDAQ-100 Quarterly Collar 95-110 Index (USD) (TR)
Accumulated Value									10,000													10,187																																	8,960										9,575							12,571							15,240
Cboe S&P 500 Tail Risk Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[24],[37]																																																Cboe S&P 500 Tail Risk Index (USD) (TR)
Accumulated Value									10,000													10,159																																	8,801										9,334							12,571							14,710
Cboe S&P 500 3-Month Collar 95-110 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[25],[38]																																																Cboe S&P 500 3-Month Collar 95-110 Index (USD) (TR)
Accumulated Value									$ 10,000													$ 10,112																																	$ 9,198										$ 9,454							$ 12,427							$ 14,072
Solactive Disruptive Materials Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[27]																																																Solactive Disruptive Materials Index (USD) (NR)
Accumulated Value								$ 10,000																																				$ 7,728																	$ 6,209							$ 7,162							$ 11,057
Russell 2000 RIC Capped Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[28]																																																Russell 2000 RIC Capped Index (USD) (TR)
Accumulated Value							$ 10,000											$ 10,082			$ 11,107				$ 10,941			$ 11,017				$ 10,858			$ 12,049				$ 11,054		$ 11,344		$ 10,737			$ 10,006	$ 9,775			$ 10,297			$ 10,857	$ 11,045		$ 11,834	$ 12,203		$ 12,423
Global X U.S. Electrification Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[39]																																																Global X U.S. Electrification Index (USD) (NR)
Accumulated Value					$ 9,867	$ 10,000											$ 10,161			$ 10,167				$ 9,993			$ 10,150				$ 10,663			$ 11,011				$ 11,693		$ 11,458		$ 12,154			$ 12,653
S&P 500® U.S. Revenue Market Leaders 50 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[30]																																																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Revenue Market Leaders 50 Index (USD) (TR)
Accumulated Value				10,000												10,167			10,256				10,606			10,655				10,909			11,186				11,070
S&P 500® U.S. Revenue Leaders Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[31]																																																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Revenue Leaders Index (USD) (TR)
Accumulated Value				$ 10,000												$ 10,314			$ 10,815				$ 11,263			$ 11,404				$ 11,496			$ 11,711				$ 11,780
S&P 500 Christian Values Screened Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[32]																																																S&P 500 Christian Values Screened Index (USD) (TR)
Accumulated Value		$ 10,037	$ 10,000												$ 10,265

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[11]	ACWI – All Country World Index
[12]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	ACWI – All Country World Index
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	EAFE – Europe, Australasia, and the Far East
[17]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[18]	ACWI – All Country World Index
[19]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[20]	EAFE – Europe, Australasia, and the Far East
[21]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[24]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[25]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[26]	ACWI – All Country World Index
[27]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[28]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[29]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[30]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[31]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[32]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[33]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[34]	Secondary Index performance reflects the performance of the S&P Enhanced Yield North American Preferred Stock Index through April 2, 2023, and the Global X U.S. High Yield Preferred Index thereafter. The performance above reflects results achieved pursuant to different principal investment strategies than the strategies currently employed by the Fund. If the Fund's current strategies had been in place prior to April 2, 2023, results shown would have been different.
[35]	The Fund changed its Secondary Index from the Indxx SuperDividend Emerging Markets Index to the MSCI Emerging Markets Top 50 Dividend Index on November 16, 2016 to enhance the Fund's exposure to emerging markets. Performance through November 15, 2016 reflects the performance of the Indxx SuperDividend Emerging Markets Index. Performance thereafter reflects the performance of the MSCI Emerging Markets Top 50 Dividend Index.
[36]	Performance reflects the performance of the Indxx Global YieldCo Index through November 18, 2018 and the Indxx YieldCo & Renewable Energy Income Index thereafter. Effective February 1, 2021, the name of the Underlying Index changed from Indxx YieldCo & Renewable Energy Income Index to the Indxx Renewable Energy Producers Index.
[37]	CBOE – Chicago Board Options Exchange
[38]	CBOE – Chicago Board Options Exchange
[39]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).